Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,501,000
Previously Paid Amount	0.00
Total Fee Amount	207.29
Total Offset Amount	0.00
Net Fee	207.29
Narrative - Max Aggregate Offering Price	$ 1,501,000
Final Prospectus	true